Long-Term Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Changes In Non-Vested Unit Awards

	Equity Method				Liability Method Performance-Based
	Performance-Based Awards		Retention Awards				Total Awards
	Number of Unit Awards	Weighted-Average Grant Date Fair Value	Number of Unit Awards	Weighted-Average Grant Date Fair Value	Number of Unit Awards	Weighted-Average Fair Value	Number of Unit Awards	Weighted-Average Fair Value
Non-vested units - 1/1/2012	548,024	$22.93	120,760	$20.55	137,008	$33.65	805,792	$24.39
Units granted during 2012	214,232	$33.57	7,016	$30.54	53,558	$33.57	274,806	$33.50
Units vested during 2012	(302,464)	$17.54	(61,990)	$17.77	(75,616)	$43.19	(440,070)	$21.98
Units forfeited during 2012	(15,702)	$25.59	(6,984)	$21.02	(3,925)	$43.19	(26,611)	$26.99
Non-vested units - 12/31/12	444,090	$31.24	58,802	$24.60	111,025	$43.19	613,917	$32.77

Total Non-Vested Unit Awards

Grant Date	Unit Awards Granted	Estimated Forfeitures	Adjustment to Unit Awards in Anticipation of Achieving Above- Target Financial Results	Total Unit Award Accrual	Vesting Date	Unrecognized Compensation Expense(a) (in millions)
Performance-Based Awards:
2011 Awards	302,022	14,043	215,984	503,963	12/31/2013	$5.2
2012 Awards	267,322	12,689	127,317	381,950	12/31/2014	9.0
Retention Awards:
2013 Vesting Date	1,764	106	—	1,658	12/31/2013	—	(b)
2014 Vesting Date	63,368	6,654	—	56,714	12/31/2014	0.9
Total	634,476	33,492	343,301	944,285		$15.1

(a) Unrecognized compensation expense will be recognized over the remaining vesting period of the awards.
(b) Less than $0.1 million.

Weighted-Average Grant Date Fair Values

	Equity Method
	Performance-Based Awards		Retention Awards		Liability Method Performance-Based
	Number of Unit Awards	Weighted-Average Grant Date Fair Value	Number of Unit Awards	Weighted-Average Grant Date Fair Value	Number of Unit Awards	Weighted-Average Fair Value
Units granted during 2010	326,260	$17.53	85,958	$17.47	81,566	$25.43
Units granted during 2011	281,180	$28.52	59,880	$23.96	70,296	$34.32
Units granted during 2012	214,232	$33.57	7,016	$30.54	53,558	$33.57

Vested Unit Awards

Grant Date	Vested Limited Partner Units	Vesting Date	Fair Value of Unit Awards on Vesting Date (in millions)*	Intrinsic Value of Unit Awards on Vesting Date (in millions)
2008 Awards	767,792	12/31/2010	$13.0	$21.7
2009 Awards	1,100,276	12/31/2011	$16.5	$37.9
2010 Awards	751,237	12/31/2012	$17.1	$32.5

* Represents the amount of the equity-based liabilities settled in January of the year following the vesting date.

Cash Flow Effects Of LTIP Settlements

	Settlement Date	Number of Limited Partner Units Issued, Net of Tax Withholdings	Minimum Tax Withholdings (in millions)	Employer Taxes (in millions)	Total Cash Taxes Paid (in millions)
2007 Awards	January 2010	280,634	$3.4	$0.5	$3.9
2008 Awards	January 2011	505,492	$7.4	$0.9	$8.3
2009 Awards	January 2012	722,766	$13.0	$1.3	$14.3

Equity-Based Incentive Compensation Expense

	Year Ended December 31, 2010			Year Ended December 31, 2011			Year Ended December 31, 2012
	Equity Method	Liability Method	Total	Equity Method	Liability Method	Total	Equity Method	Liability Method	Total
2007 awards	$—	$6	$6	$—	$—	$—	$—	$—	$—
2008 awards	6,763	3,802	10,565	—	—	—	—	—	—
2009 awards	2,800	2,189	4,989	4,418	4,264	8,682	—	—	—
2010 awards	1,842	669	2,511	3,100	1,562	4,662	4,937	3,723	8,660
2011 awards	—	—	—	2,839	841	3,680	5,062	2,094	7,156
2012 awards	—	—	—	—	—	—	3,426	1,101	4,527
Retention awards	828	—	828	686	—	686	693	—	693
Total	$12,233	$6,666	$18,899	$11,043	$6,667	$17,710	$14,118	$6,918	$21,036

Allocation of LTIP expense on our consolidated statements of income:
G&A expense			$16,474			$16,024			$18,587
Operating expense			2,425			1,686			2,449
Total			$18,899			$17,710			$21,036

Director Equity-Based Compensation Expense

	Year Ended December 31,
	2010	2011	2012
Phantom units earned	30,002	25,236	25,017

(in thousands)
Compensation - phantom unit expense	$449	$446	$523
Distribution equivalents	100	139	195
Changes in market value of phantom units	460	568	973
Total phantom units earned	1,009	1,153	1,691
Compensation paid in cash	306	292	345
Compensation paid in our limited partner units	140	140	170
Total director compensation	1,455	1,585	2,206
Distribution equivalents charged to partners' capital	(100)	(139)	(195)
Total director compensation expense	$1,355	$1,446	$2,011